Commitments	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
Note 18 – COMMITMENTS

The Company leases two offices under renewable operating leases expiring on August 31, 2014 and July 31, 2015.  The aggregate monthly rent is approximately USD $11,228.  For the three months ended December 31, 2013 and 2012, the rental expense was USD $33,684 and USD $38,805, respectively.  For the six months ended December 31, 2013 and 2012, the rental expense was USD $69,283 and USD $71,819, respectively.

Future minimum rental payments required under operating leases as of December 31, 2013 are as follows:

June 30, 2014	$106,478
2015	12,800
$119,278

Note 18 –COMMITMENTS

The Company leases two offices under a renewable operating leases expiring on August 31, 2014 and July 31, 2015.  The aggregate monthly rent is approximately $11,189.  For the years ended June 30, 2013 and 2012, the rental expense was $157,522 and $110,278.

Future minimum rental payments required under operating leases as of June 30, 2013 are as follows:

June 30,
2014	$134,264
2015	34,935
2016	1,256
$170,455

The Company has entered into three employment agreements with certain members of management of the Company. Two agreements terminate as of May 29, 2015 and the other one continues until terminated.  Future minimum salaries required under the employment agreement as of June 30, 2013 are as follows:

June 30,
2014	$490,000
2015	470,000
2016	250,000
2017	250,000
2018	250,000
$1,710,000